Acquisition of Two Greater China Intermodal Investments LLC Subsidiaries - Schedule of Assets Acquired (Detail) - GCI [Member] $ in Thousands	Jun. 30, 2016 USD ($)
Business Acquisition [Line Items]
Vessels under construction	$ 90,802
Other assets (bareboat charters)	12,798
Accounts receivable	3,900
Assets acquired	$ 107,500